CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
Temporary Equity [Line Items]
Offering Costs allocated to Class A common stock subject to possible redemption	$ 10,897,232	$ 10,897,232
Accretion of Class A common stock subject to possible redemption amount		$ 20,738,357
Temporary equity, shares outstanding | shares		20,125,000
Class A Common Stock
Temporary Equity [Line Items]
Class A common stock subject to possible redemption	$ 205,275,000	$ 205,275,000
Common shares, votes per share | Vote	1	1
Class A common stock subject to redemption
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 201,250,000	$ 201,250,000
Fair Value of Public Warrants at Issuance	(5,816,125)	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)	(10,897,232)
Accretion of Class A common stock subject to possible redemption amount	21,088,357	20,738,357
Class A common stock subject to possible redemption	$ 205,275,000	$ 205,275,000
Temporary Equity, shares authorized | shares	380,000,000	380,000,000
Common shares, votes per share | Vote	1
Temporary Equity, Par Value | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding | shares	20,125,000	20,125,000